Bonds and Loans - Composition of Bonds (Details)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Jun. 06, 2019 JPY (¥)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Bonds	¥ 3,204,965,000,000				¥ 3,196,365,000,000
14th Unsecured Straight Bonds
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount	60,000,000,000
Bonds	¥ 0				59,992,000,000
Interest rate	0.54%	0.54%	0.54%
15th Unsecured Straight Bonds
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount	¥ 60,000,000,000
Bonds	¥ 59,993,000,000				59,968,000,000
Interest rate	0.704%	0.704%	0.704%
Hybrid subordinated bonds
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount	¥ 500,000,000,000			¥ 500
Bonds	¥ 496,773,000,000				0
Spread on variable interest rate	1.72%	1.72%	1.72%	172.00%
Hybrid subordinated bonds | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.75%	1.75%	1.75%	1.75%
Hybrid subordinated bonds | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	2.75%	2.75%	2.75%	2.75%
USD Unsecured Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | $			$ 500,000,000
Bonds	¥ 54,129,000,000				55,129,000,000
Interest rate	2.45%	2.45%	2.45%
2018 EUR Unsecured Senior Notes – variable rate
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €		€ 1,750,000,000
Bonds	¥ 208,229,000,000				216,717,000,000
2018 EUR Unsecured Senior Notes – variable rate | EURIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.55%	0.55%	0.55%
2018 EUR Unsecured Senior Notes – variable rate | EURIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	1.10%	1.10%	1.10%
2018 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €		€ 5,750,000,000
Bonds	¥ 681,244,000,000				708,860,000,000
2018 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.375%	0.375%	0.375%
2018 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.00%	3.00%	3.00%
2018 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | $			$ 4,500,000,000			$ 5,500,000,000
Bonds	¥ 485,780,000,000				605,261,000,000
2018 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	4.00%	4.00%	4.00%
2018 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.00%	5.00%	5.00%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | $			$ 8,800,000,000			12,100,000,000
Bonds	¥ 910,252,000,000				1,278,490,000,000
Unsecured Senior Notes Assumed in Shire Acquisition | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	2.40%	2.40%	2.40%
Unsecured Senior Notes Assumed in Shire Acquisition | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.20%	3.20%	3.20%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | $			$ 1,520,000,000			$ 1,925,000,000
Bonds	¥ 164,565,000,000				211,948,000,000
Unsecured Senior Notes Assumed in Shire Acquisition | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.60%	3.60%	3.60%
Unsecured Senior Notes Assumed in Shire Acquisition | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%	5.25%	5.25%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount	¥ 144,000,000,000
Bonds	¥ 144,000,000,000				¥ 0